PREMISES AND EQUIPMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 44,746	$ 43,607
Less allowance for depreciation and amortization	(19,228)	(17,834)
Bank premises and equipment, at cost less allowance for depreciation	25,518	25,773
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	9,296	9,152
Premises [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	22,951	22,858
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	10,375	9,722
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,846	1,859
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 278	$ 16